Other investment	12 Months Ended
Mar. 31, 2012
Other investment
10	Other investment

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Unlisted equity securities, at cost	134,363	134,363	21,336

On May 5, 2010, the Group completed its acquisition of 19.92% equity interest of Shandong Province Qilu Stem Cell Engineering Co., Ltd. (“Qilu Stem Cell”), which operates a cord blood bank in the Shandong province, the PRC. The Group does not have significant influence over the financial and operating decisions of Qilu Stem Cell. The investment is stated at cost as the equity securities do not have a readily determinable fair value. Dividend declared and paid by Qilu Stem Cell during the year ended March 31, 2012 of RMB7,217 (US$1,146) was recognized in other income.